Financial Instruments (Details)	12 Months Ended
	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Financial Instruments [Line Items]
Average annual movement foreign exchange rate	1.77%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss (in Dollars)	$ 18,933	$ 1,000
Interest rate	4.75%
Maturity date	Oct. 17, 2025
Foreign Currency Risk [Member]
Financial Instruments [Line Items]
Average annual movement foreign exchange rate		0.35%	3.60%
Cash and Cash Equivalent [Member] | Interest Rate Of 0.00 One Percent [Member]
Financial Instruments [Line Items]
Cash accounts			$ 18,864
Interest rate			0.00%
Cash and Cash Equivalent [Member] | Interest Rate Of 0.00 Percent [Member]
Financial Instruments [Line Items]
Cash accounts			$ 61,518
Interest rate			0.00%
Cash and Cash Equivalent [Member] | Interest Rate 1.44 Percent [Member]
Financial Instruments [Line Items]
Cash accounts			$ 27,457
Interest rate			1.44%
Cash and Cash Equivalent [Member]
Financial Instruments [Line Items]
Interest rate	3.36%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 One Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 2,423,027	$ 182,048
Interest rate	0.00%	0.00%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 40,142	$ 705,952
Interest rate	0.00%	0.00%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 3.6 Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 8,027,852
Interest rate	3.60%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 1.05 Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 500,266
Interest rate	1.05%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate of 1.5 to 4.82 Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 28,125,744
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Two Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 246,146	$ 207,581	$ 15,473,231	$ 160,769	$ 138,388	$ 10,279,099
Interest rate	0.00%	0.00%	0.00%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Three Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 44,381	$ 18,141		29,069	$ 12,094
Interest rate	0.00%	0.00%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Four Percent [Member]
Financial Instruments [Line Items]
Cash accounts	$ 1,254,022	$ 4,293		821,384
Interest rate	0.00%	0.00%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate of 0.00 Percent Five [Member]
Financial Instruments [Line Items]
Cash accounts				$ 2,835
Interest rate	0.00%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest rate of 2.7% [Member]
Financial Instruments [Line Items]
Cash accounts		$ 11,529,456
Interest rate		2.70%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 3.85 One Percent [Member]
Financial Instruments [Line Items]
Cash accounts			$ 150,000
Interest rate			3.85%
Maturity date			Sep. 02, 2023
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Bottom of range [member] | Interest Rate of 1.5 to 4.82 Percent [Member]
Financial Instruments [Line Items]
Interest rate	1.50%
Cash and Cash Equivalent [Member] | Interest rate risk [member] | Top of range [member] | Interest Rate of 1.5 to 4.82 Percent [Member]
Financial Instruments [Line Items]
Interest rate	4.82%
Cash and Cash Equivalent [Member] | Interest Rate 3.85 Percent [Member]
Financial Instruments [Line Items]
Cash accounts			$ 42,713
Interest rate			3.85%
Maturity date			Aug. 28, 2023